EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2022 CAD ($)
Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 28.6
Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.5
Canadian | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	28.3
Canadian | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.2
Foreign | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	0.3
Foreign | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 0.3